ACQUISITION (Details2) - USD ($)	3 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Business Acquisition [Line Items]
Revenue	$ 166,028	$ 438,414
Net loss and comprehensive loss	$ (407,245)	$ (124,548)